Long-Term Debt - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 18,819		$ 10,799
Borrowings, interest rate	3.80%			3.80%
Letters of credit and guarantees outstanding	$ 1,542		446
Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	4,562
Non-revolving credit facility maturing December 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	4,000
Maximum credit facility	4,000
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Borrowings	672			$ 467,000,000	$ 0
Maximum credit facility				$ 2,500,000,000
Demand credit facility
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	100
Revolving Credit Facility Maturing February 2026
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	500		500
Revolving Syndicated Credit Facility Maturing June 2027
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	2,425		$ 2,425
Revolving Syndicated Credit Facility Maturing June 2028
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	$ 2,425
Bank Credit Facilities And Commercial Paper Outstanding | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.40%		0.00%	5.40%	0.00%
Long-term debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.90%		4.80%	4.90%	4.80%
4.15% debentures due December 15, 2031
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500
Borrowings, interest rate	4.15%			4.15%
Medium Term Borrowings Three Point Five Five Percent Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.55%			3.55%
Repayment of long-term debt	$ 320
Medium Term Borrowings One Point Four Five Percent Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.45%		1.45%
Repayment of long-term debt			$ 405
Medium-term borrowings expiring August 2025
Disclosure of detailed information about borrowings [line items]
Base shell prospectus borrowings, authorized			3,000
5.40% due December 15, 2034 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,080		$ 0	$ 750,000,000
Borrowings, interest rate	5.40%			5.40%
5.00% due December 15, 2029 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 750,000,000
Borrowings, interest rate	5.00%			5.00%
US dollar denominated debt, unsecured
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt		$ 500,000,000
Base shell prospectus borrowings, authorized					$ 3,000,000,000
3.90% due February 1, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 600,000,000
Borrowings, interest rate	3.90%			3.90%